Average Annual Total Returns{- Fidelity® Global Equity Income Fund} - 10.31 Fidelity Global Equity Income Fund PRO-07 - Fidelity® Global Equity Income Fund	Fidelity Global Equity Income Fund-Default Return Before Taxes Past 1 year	Fidelity Global Equity Income Fund-Default Return Before Taxes Past 5 years	Fidelity Global Equity Income Fund-Default Return Before Taxes Since Inception		Fidelity Global Equity Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Global Equity Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Global Equity Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Past 5 years	MS159 Since Inception
Total	14.51%	10.90%	10.54%	[1]	13.59%	10.17%	9.63%	[1]	9.14%	8.56%	8.42%	[1]	16.68%	12.70%	10.73%	[1]

[1]	(a)From May 2, 2012